Benefit Plans (Details) (USD $)	12 Months Ended								12 Months Ended		48 Months Ended	132 Months Ended	12 Months Ended		48 Months Ended	132 Months Ended	12 Months Ended			132 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Share Options [Member]	Dec. 31, 2011 Share Options [Member]	Dec. 31, 2009 Share Options [Member]	Dec. 31, 2008 Share Options [Member]		Dec. 31, 2011 2010 Options [Member] years	Dec. 31, 2010 2010 Options [Member]	Dec. 31, 2015 2010 Options [Member]	Dec. 31, 2020 2010 Options [Member]	Dec. 31, 2011 2009 Options [Member] years	Jan. 08, 2010 2009 Options [Member]	Dec. 31, 2014 2009 Options [Member]	Dec. 31, 2019 2009 Options [Member]	Dec. 31, 2011 2008 Options [Member] years	Dec. 31, 2010 2008 Options [Member]	Dec. 31, 2008 2008 Options [Member] days	Dec. 31, 2018 2008 Options [Member]	Dec. 31, 2009 2008 Options [Member]	Dec. 31, 2011 Non-vested Shares [Member] years	Dec. 31, 2010 Non-vested Shares [Member]	Dec. 31, 2009 Non-vested Shares [Member]	Dec. 31, 2011 Shares Subject to Time [Member]	Dec. 31, 2011 Shares Subject to Performance [Member]	Dec. 31, 2008 Share Based Compensation Arrangement By Share Based Payment Award Vesting Rate First Vesting Trigger [Member] 2008 Options [Member]	Dec. 31, 2008 Minimum [Member] 2008 Options [Member]	Dec. 31, 2008 Maximum [Member] 2008 Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																						1,179,585	819,577	743,342	806,445	373,000
Common Share Options Granted										1,248,501				1,265,500					2,000,000
Common Share Options Exercise Price				$ 6.23	$ 6.36	$ 4.97	$ 4.97	[1]		$ 7.95				$ 6.39					$ 5.60
Share Based Compensation Arrangement By Share Based Payment Award Vesting Rate				20.00%										20.00%													50.00%
Number Of Trading Period Days Where Entitys Average Closing Price Per Common Share Is Greater Than The Stated Lower Amount Triggering Vesting																			20
Stated Lower Amount Where Entitys Average Closing Price Per Common Share Is Greater Than The Stated Amount Trigerring																												$ 8.00	$ 10.00
Share Based Compensation Arrangement by Share Based Payment Award Options Convertible To Common Shares																					1.13
Options Converted To Common Shares Exercise Price																					$ 4.97
Deferred Compensation Equity									$ 2,422,000				$ 2,771,000				$ 2,480,000
Vesting Period	4 years										Vest 20% annually on each December 31, 2011 through 2015				Vest 20% annually on each December 31, 2010 through 2014					Vested 50% following a 20-day trading period where the average closing price of a common share of the Company on the New York Stock Exchange (“NYSE”) is $8.00 or higher and vest 50% following a 20-day trading period where the average closing price of a common share of the Company on the NYSE is $10.00 or higher
Termination Rights												Terminate on the earlier of (x) six months of termination of service with the Company and (y) December 31, 2020.				Terminate on the earlier of (x) six months of termination of service with the Company and (y) December 31, 2019
Options Expiration Date																				Expire December 2018
Recognized Compensation Expense Average Period									5.0				5.0				3.6
Recognized Compensation Expense	1,384,000	1,824,000	688,000
Stock or Unit Option Plan Expense Due to Accelerated Vesting																		629,000
Unrecognized Compensation Costs					3,755,000																	6,459,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																						4,672,085
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																						2.7
Common Stock Held in Trust	427,531	427,531
Percent of Compensation Contributed		1.00%	1.125%
Initial Vesting Percentage	25.00%
Vesting Percentage	100.00%
Defined Contribution Plan, Cost Recognized	308,000	311,000	321,000
Allocated Share-based Compensation Expense	$ 2,062,000	$ 3,232,000	$ 3,369,000

[1]	As adjusted as a result of share dividends paid in 2009.